Summary of Significant Accounting Policies - Additional Information (Detail)								12 Months Ended
	Mar. 01, 2021	Jan. 29, 2021 PHP (₱)	Apr. 30, 2020 PHP (₱) Payment	Apr. 27, 2020 PHP (₱)	Jan. 23, 2020 PHP (₱)	Jun. 13, 2017 PHP (₱)	May 30, 2016 PHP (₱)	Dec. 31, 2021 PHP (₱) Segment	Dec. 31, 2020 PHP (₱)	Dec. 31, 2019 PHP (₱)	Dec. 31, 2011 PHP (₱)
Disclosure Of Significant Accounting Policies [Line Items]
Consideration paid (received)						₱ 21,800,000,000	₱ 26,200,000,000
Total expenses related to Covid-19 measures								₱ 942,000,000	₱ 903,000,000
Sales/purchase agreement on transfer of prepaid home wifi or phw subscribers		₱ 748,000
ECL recognized on investment								₱ 0
Description of debt investment security credit risk								debt instrument to have low credit risk when its credit risk rating is equivalent to the globally understood definition of ‘investment grade’, or when the exposure is less than 30 days past due.
Transaction price allocated to remaining performance obligations								₱ 38,595,000,000	22,921,000,000
Equivalency of each Giga Point								1.00
Lease of low-value assets recognition exemption to leases that are considered of low value								1,000,000	₱ 2,000,000	₱ 204,000,000
Top of range [member]
Disclosure Of Significant Accounting Policies [Line Items]
Lease of low-value assets recognition exemption to leases that are considered of low value								₱ 250,000
Less than 1 year [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Remaining performance obligations percentage									72.00%
1-2 years [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Remaining performance obligations percentage								62.00%	28.00%
PHW Subscribers [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Notice period to subscribers	30 days
Initial purchase price								₱ 1,455,000,000
Sun Trademark [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Amortization								2,628,000,000	₱ 1,877,000,000
Digital Telecommunications Phils., Inc. [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Acquisition											₱ 4,505,000,000
PLDT Home, Smart Consumer Postpaid, and Sun Consumer Postpaid Subscribers [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Equal monthly payments | Payment			6
Interest			0.00%
Penalties			₱ 0
PLDT [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Rent concessions as effect of Covid-19 pandemic								₱ 3,000,000	15,000,000
Smart and DMPI [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Rent concessions as effect of Covid-19 pandemic									122,000,000
SubicTel [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Consideration paid (received)					₱ 622,000,000
Maratel Subscribers [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Consideration paid (received)				₱ 500,000,000
Smart and PLDT [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Final purchase price amount plus value-added tax									₱ 1,336,000,000
PLDT and Subsidiaries [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Number of business segments | Segment								3